CURRENT AND DEFERRED TAX (Narrative) (Details) - 12 months ended Dec. 31, 2022	USD ($)	CAD ($)	USD ($)
Disclosure Of Income Tax [Line Items]
Current tax expense (income)
Deferred tax expense (income)
No Expiration [Member]
Disclosure Of Income Tax [Line Items]
Tax losses			$ 35,496,300
Canadian [Member] | Expire Between Years 2037 And 2041 [Member]
Disclosure Of Income Tax [Line Items]
Tax losses		$ 22,928,700	16,929,000
U.S. [Member] | Expire In 2037 [Member]
Disclosure Of Income Tax [Line Items]
Tax losses			$ 886,500